UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                                  FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009

Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):[ ] is a restatement
                                  [x] adds new holding entires

Institutional Investment Manager Filing this Report:
Name:              Credo Capital Management, LLC
Address:           225 E. Redwood Street, 2nd Floor
                   Baltimore, MD  21202

Form 13F File Number:  28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Melanie H. Mendoza
Title:  Chief Compliance Officer
Phone:  (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD               April , 2009
------------------                -------------               ------------
[Signature]                       [City, State]                [Date]

Report Type (Check only one):
[x]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F information Table Entry Total:  105

Form 13F Information Table Value Total:  228,384


List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE

                                 Title                                                                         Voting Authority
                                  of                        Value   Shares/  Sh/  Put/  Invstmt  Other      ----------------------
Name of Issuer                   class       CUSIP         (x$1000) Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared   None
----------------------------------------------------------------------------------------------------------------------------------

ABM Industries Inc.               COM        000957100        2785  169830     SH       Sole              75341           94489
AGCO Corp                         COM        001084102        2680  136748     SH       Sole              61370           75378
Advent Software                   COM        007974108         316    9480     SH       Sole                              9480
AeroVironment Inc                 COM        008073108         217   10360     SH       Sole                              10360
Alexion Pharmaceuticals In        COM        015351109        5063  134430     SH       Sole              55705           78725
Alliant Techsystems               COM        018804104        3812   56919     SH       Sole              25405           31514
Alpha Natural Resources           COM        02076X102        2248  126626     SH       Sole              56345           70281
Altera Corp                       COM        021441100        3178  181081     SH       Sole              80545           100536
American Public Education         COM        02913V103         373    8876     SH       Sole                              8876
Analogic Corp.                    COM        032657207         297    9278     SH       Sole                              9278
Arch Coal Inc.                    COM        039380100        1960  146576     SH       Sole              65205           81371
Bucyrus International             COM        118759109         250   16460     SH       Sole                              16460
C. H. Robinson Worldwide I        COM        12541W209        3657   80180     SH       Sole              35683           44497
Carbo Ceramics Inc.               COM        140781105         212    7460     SH       Sole                              7460
Carrizo Oil and Gas               COM        144577103         157   17660     SH       Sole                              17660
Cavium Networks                   COM        14965A101         317   27470     SH       Sole                              27470
Coinstar Inc.                     COM        19259P300         605   18480     SH       Sole                              18480
Community Health Systems          COM        203668108        3850  251001     SH       Sole             103910           147091
Compass Minerals Internati        COMl       20451N101        3746   66450     SH       Sole              26725           39725
Computer Programs & System        COMn       205306103         403   12104     SH       Sole                              12104
Constant Contact Inc              COM        210313102         391   27950     SH       Sole                              27950
Corinthian Colleges               COM        218868107         435   22340     SH       Sole                              22340
Covance Inc                       COM        222816100        2780   78015     SH       Sole              34705           43310
Cree, Inc.                        COM        225447101        4060  172565     SH       Sole              69530           103035
Crown Castle International        COM        228227104        4768  233627     SH       Sole             103990           129637
DTS Inc.                          COM        23335C101         494   20527     SH       Sole                              20527
Data Domain Inc                   COM        23767P109         213   16970     SH       Sole                              16970
DeVry Inc.                        COM        251893103        3945   81890     SH       Sole              36500           45390
Dean Foods Co.                    COM        242370104        3397  187890     SH       Sole              83600           104290
Dime Community Bancshares         COM        253922108         276   29460     SH       Sole                              29460
EXCO Resources                    COM        269279402        2335  233520     SH       Sole              91610           141910
Electronic Arts, Inc.             COM        285512109        3163  173880     SH       Sole              77365           96515
Endo Pharmaceuticals              COM        29264F205        3203  181176     SH       Sole              72052           109124
Energy Conversion Devices         COM        292659109        2123  159993     SH       Sole              62878           97115
Equinix Inc                       COM        29444U502         279    4960     SH       Sole                              4960
Estee Lauder Cos.                 COM        518439104        2452   99480     SH       Sole              44180           55300
FMC Corp.                         COM        302491303        3376   78255     SH       Sole              34798           43457
FTI Consulting                    COM        302941109        4109   83035     SH       Sole              34600           48435
Flower Foods Inc.                 COM        343498101         258   10990     SH       Sole                              10990
Foster Wheeler Ltd.               COM        H27178104        2329  133308     SH       Sole              59640           73668
Foundation Coal Holdings          COM        35039W100         275   19140     SH       Sole                              19140
GameStop Corp. Cl. A              COM        36467W109        3327  118730     SH       Sole              52970           65760
Gartner Inc.                      COM        366651107        2497  226750     SH       Sole              91521           135229
Genoptix                          COM        37243V100         288   10570     SH       Sole                              10570
Greatbatch Inc.                   COM        39153L106         234   12073     SH       Sole                              12073
Hanger Orthopedic Group In        COM        41043F208         274   20700     SH       Sole                              20700
Hudson City Bancorp               COM        443683107        2633  225203     SH       Sole              99985           125218
Hughes Communications Inc         COM        444398101         247   20570     SH       Sole                              20570
Huron Consulting Group Inc        COM        447462102        3567   84058     SH       Sole              33475           50583
Illumina                          COM        452327109        7326  196727     SH       Sole              87510           109217
Iron Mountain Inc                 COM        462846106        2906  131060     SH       Sole              57350           73710
Janus Capital Group               COM        47102X105        5065  761646     SH       Sole             316402           445244
Joy Global                        COM        481165108        3075  144386     SH       Sole              64496           79890
Koppers Holdings Inc              COM        50060P106         210   14490     SH       Sole                              14490
LKQ Corp                          COM        501889208        5455  382254     SH       Sole             156149           226105
Lawson Software Inc.              COM        52078P102        4235  996576     SH       Sole             411475           585101
Legg Mason Inc.                   COM        524901105        3310  208195     SH       Sole              92606           115589
Marten Transport Inc              COM        573075108         375   20090     SH       Sole                              20090
Marvell Technology Group,         COM.       G5876H105        4460  486869     SH       Sole             216455           270414
MasTec Inc                        COM        576323109         493   40800     SH       Sole                              40800
MetroPCS Communications In        COM        591708102        2306  134995     SH       Sole              60055           74940
Myriad Genetics                   COM        62855J104         282    6202     SH       Sole                              6202
NII Holdings                      COM        62913F201        4673  311558     SH       Sole             138600           172958
NTELOS Holdings Corp.             COM        67020Q107        2760  152125     SH       Sole              59907           92218
Nalco Holding Co.                 COM        62985Q101        4006  306498     SH       Sole             126076           180422
Nasdaq OMX Group, Inc.            COM        631103108        2292  117062     SH       Sole              52070           64992
Natus Medical Inc                 COM        639050103         192   22606     SH       Sole                              22606
Net 1 U.E.P.S. Technologie        COMn       64107N206         516   33934     SH       Sole                              33934
NetSuite Inc.                     COM        64118Q107         253   22460     SH       Sole                              22460
Netflix Inc.                      COM        64110L106        4903  114225     SH       Sole              45100           69125
NeuStar Inc.                      COM        64126X201        3155  188338     SH       Sole              71666           116672
NuVasive Inc.                     COM        670704105         281    8960     SH       Sole                              8960
O'Reilly Automotive Inc.          COM        686091109        6014  171770     SH       Sole              76240           95530
Oceaneering International         COM        675232102        2181   59163     SH       Sole              26340           32823
Odyssey HealthCare Inc            COM        67611V101         355   36586     SH       Sole                              36586
Onyx Pharmaceuticals Inc.         COM        683399109         274    9610     SH       Sole                              9610
Pall Corp.                        COM        696429307        3186  155970     SH       Sole              69380           86590
Panera Bread Company Cl A         COM        69840W108        5527   98867     SH       Sole              40910           57957
Qiagen, N.V.                      COM        N72482107        3953  247664     SH       Sole             109955           137709
Quanta Services, Inc.             COM        74762E102        5332  248565     SH       Sole             111060           137505
RehabCare Group                   COM        759148109         365   20914     SH       Sole                              20914
SBA Communications                COM        78388J106        7251  311193     SH       Sole             138700           172493
Salesforce.com Inc.               COM        79466L302        4737  144739     SH       Sole              64415           80324
Sally Beauty Holdings Inc.        COM        79546E104        1927  339198     SH       Sole             121700           217498
Skyworks Solutions                COM        83088M102        3310  410705     SH       Sole             161415           249290
Smith International Inc.          COM        832110100        1284   59774     SH       Sole              26581           33193
Smithfield Foods Inc.             COM        832248108        3414  360907     SH       Sole             160530           200377
Solera Holdings Inc               COM        83421A104         364   14690     SH       Sole                              14690
SonoSite Inc                      COM        83568G104         323   18091     SH       Sole                              18091
Steris Corp                       COM        859152100         253   10877     SH       Sole                              10877
Sun Healthcare Group Inc.         COM        866933401         283   33482     SH       Sole                              33482
Synaptics Inc                     COM        87157D109         286   10700     SH       Sole                              10700
T. Rowe Price Group Inc.          COM        74144T108        3596  124590     SH       Sole              55410           69180
Taleo Corp.                       COM        87424N104         295   24950     SH       Sole                              24950
Tessera Technologies Inc          COM        88164L100         280   20950     SH       Sole                              20950
Timken Co.                        COM        887389104         337   24170     SH       Sole                              24170
Ultra Petroleum Corp              COM        903914109        2681   74695     SH       Sole              33235           41460
Ultratech Inc                     COM        904034105         331   26510     SH       Sole                              26510
United Therapeutics Corp.         COM        91307C102        3641   55085     SH       Sole              22235           32850
Urban Outfitters Inc.             COM        917047102        2565  156703     SH       Sole              69765           86938
Verisign Inc.                     COM        92343E102        2718  144055     SH       Sole              64075           79980
Volcano Corp.                     COM        928645100         284   19530     SH       Sole                              19530
Wabtec                            COM        929740108        2393   90730     SH       Sole              34400           56330
Waste Services Inc.               COM        941075202         263   61375     SH       Sole                              61375
Weatherford International         COM        H27013103        1998  180450     SH       Sole              80280          100170
REPORT SUMMARY                   105 DATA RECORDS   228384              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
